As filed with the Securities and Exchange Commission on April 25, 2014
File Nos. 333-171279 and 811-22507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

+REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

(Check appropriate box or boxes)

VERTICAL CAPITAL INVESTORS TRUST
 (Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 23, 2014 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 23, 2014 as the new effective date for Post-Effective Amendment No. 4 to the Registration Statement filed on February 10, 2014 for the Vertical Capital Lido Managed Volatility Fund.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 4 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 25th day of April, 2014.

VERTICAL CAPITAL INVESTORS TRUST

/s/ Katherine M. Honey
By: Katherine M. Honey, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

	Signature	Title	Date

	*	Trustee and Chairman	April 25, 2014
Theo H. Pitt, Jr.

	*	President	April 25, 2014
A. Bayard Closser

	*	Treasurer	April 25, 2014
Gus Altuzarra

	/s/ Greyson L. Davis	Assistant Treasurer	April 25, 2014
Greyson L. Davis

*By:	/s/ Katherine M. Honey	Dated: April 25, 2014
Katherine M. Honey Secretary and Attorney-in-Fact